Cover	Jun. 13, 2024
Cover [Abstract]
Entity Registrant Name	Reliant Holdings, Inc.
Entity Central Index Key	0001682265
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 13, 2024
Entity File Number	00-56012
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-2200506
Entity Address Address Line 1	12343 Hymeadow Drive
Entity Address Address Line 2	Suite 3-A
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	407-2623
Security 12g Title	Common Stock
Trading Symbol	RELT